INCOME TAXES - Schedule of Income Tax Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes [Abstract]
Current tax expense	€ 218,540	€ 120,115	€ 137,303
Deferred tax (benefit)/expense	(12,001)	(62,474)	32,145
Taxes relating to prior periods	2,556	514	7,208
Total income tax expense	€ 209,095	€ 58,155	€ 176,656